Stockholders' Deficit - Schedule of Shares of Common Stock are Reserved for Future Issuance (Details)	Sep. 30, 2024 shares
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	1,785,098
Warrants [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	1,177,160
Convertible Notes Payable [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	467,400
Stock options issued and outstanding under Old Nukk equity incentive plan [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	15,538
Authorized for future grant under 2023 Equity Incentive Plan [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	125,000